Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Financials - 18.7%
Banks - 9.5%
Banco Comercial Portugues SA	42,885,347	$13,260,064
Bank Leumi Le-Israel BM	1,112,390	8,040,404
Bank of Ireland Group PLC	4,238,452	22,173,972
DBS Group Holdings Ltd.	838,000	16,098,025
DNB ASA	493,390	9,193,649
Erste Group Bank AG (a)	758,158	28,115,640
Hang Seng Bank Ltd.	484,500	12,059,439
HDFC Bank Ltd.	924,676	32,735,895
ICICI Bank Ltd.	4,625,450	29,255,779
KBC Group NV	409,540	26,876,184
Mediobanca Banca di Credito Finanziario SpA	2,039,730	21,033,278
Mitsubishi UFJ Financial Group, Inc.	6,828,500	32,523,973
Oversea-Chinese Banking Corp., Ltd.	1,063,020	8,966,786
Royal Bank of Canada	187,850	14,928,448
Seven Bank Ltd.	2,752,900	7,214,510
Sumitomo Mitsui Financial Group, Inc.	206,600	7,323,074
Svenska Handelsbanken AB-Class A	728,210	7,186,478
Toronto-Dominion Bank (The)	227,090	13,269,388
Westpac Banking Corp.	371,610	7,406,279

		317,661,265

Capital Markets - 3.3%
Credit Suisse Group AG (a)	2,019,974	24,177,415
Euronext NV (b)	118,220	8,944,420
London Stock Exchange Group PLC	278,220	19,387,593
Partners Group Holding AG	61,784	48,588,133
Singapore Exchange Ltd.	1,551,300	9,088,326

		110,185,887

Consumer Finance - 0.2%
Bharat Financial Inclusion Ltd. (a)	615,458	7,993,982

Diversified Financial Services - 0.3%
ORIX Corp.	606,500	9,064,077

Insurance - 4.9%
Admiral Group PLC	373,940	10,485,677
AIA Group Ltd.	3,261,600	35,221,687
Allianz SE	158,250	38,166,122
Direct Line Insurance Group PLC	1,530,624	6,452,002
NN Group NV	273,609	10,998,776
Prudential PLC	1,017,538	22,213,839
Sampo Oyj-Class A	157,680	7,443,194
Swiss Re AG	345,900	35,149,462

		166,130,759

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd.	525,490	16,703,459

		627,739,429

Industrials - 14.6%
Aerospace & Defense - 3.6%
Airbus SE	242,083	34,259,967
BAE Systems PLC	4,279,231	26,894,454
Leonardo SpA	1,701,175	21,582,006

Company	Shares	U.S. $ Value
MTU Aero Engines AG	79,700	$19,009,287
Rolls-Royce Holdings PLC (a)	1,781,120	19,027,583

		120,773,297

Air Freight & Logistics - 0.2%
SG Holdings Co., Ltd.	296,900	8,442,151

Airlines - 1.7%
Japan Airlines Co., Ltd.	742,400	23,694,226
Qantas Airways Ltd.	6,267,205	23,783,313
Wizz Air Holdings PLC (a)(b)	242,810	10,515,822

		57,993,361

Building Products - 0.9%
Assa Abloy AB-Class B	342,638	7,730,834
Kingspan Group PLC	388,330	21,089,388

		28,820,222

Commercial Services & Supplies - 0.5%
China Everbright International Ltd.	12,996,148	12,003,809
Secom Co., Ltd.	53,700	4,627,318

		16,631,127

Construction & Engineering - 0.3%
Taisei Corp.	259,200	9,441,752

Electrical Equipment - 1.4%
Nidec Corp.	79,600	10,931,863
Schneider Electric SE	211,580	19,144,368
Vestas Wind Systems A/S	199,750	17,305,082

		47,381,313

Industrial Conglomerates - 0.7%
NWS Holdings Ltd.	2,092,000	4,302,759
Siemens AG	172,000	20,477,518

		24,780,277

Machinery - 0.8%
KION Group AG	106,040	6,706,061
SMC Corp./Japan	34,900	13,083,130
Xylem, Inc./NY	92,230	7,714,117

		27,503,308

Professional Services - 3.2%
Experian PLC	363,810	11,019,641
Intertek Group PLC	69,620	4,867,134
Recruit Holdings Co., Ltd.	831,900	27,853,581
RELX PLC	509,500	12,323,813
RELX PLC (London)	963,330	23,365,024
UT Group Co., Ltd.	365,400	8,939,835
Wolters Kluwer NV	240,810	17,519,238

		105,888,266

Road & Rail - 0.2%
East Japan Railway Co.	74,000	6,929,636

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	537,380	$27,949,134
Ashtead Group PLC	274,050	7,851,898

		35,801,032

		490,385,742

Information Technology - 11.3%
Communications Equipment - 0.6%
Nokia Oyj	4,156,250	20,701,422

Electronic Equipment, Instruments & Components - 1.4%
Halma PLC	112,531	2,890,089
Horiba Ltd.	212,700	11,035,350
Keyence Corp.	37,700	23,250,436
Murata Manufacturing Co., Ltd.	229,300	10,323,254

		47,499,129

IT Services - 2.1%
Amadeus IT Group SA-Class A	166,590	13,201,506
Capgemini SE	185,580	23,073,732
Otsuka Corp.	175,300	7,069,326
Pagseguro Digital Ltd. (a)	191,480	7,461,976
Visa, Inc.-Class A	47,180	8,188,089
Wirecard AG	63,380	10,699,581

		69,694,210

Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV	117,629	24,477,399
Infineon Technologies AG	824,170	14,645,237
SCREEN Holdings Co., Ltd.	237,800	9,901,280
SK Hynix, Inc.	202,690	12,191,679
STMicroelectronics NV	408,400	7,243,409
Taiwan Semiconductor Manufacturing Co., Ltd.	4,550,000	34,800,116

		103,259,120

Software - 3.5%
AVEVA Group PLC	65,189	3,345,236
Check Point Software Technologies Ltd. (a)	127,900	14,786,519
Constellation Software, Inc./Canada	18,022	16,985,723
Dassault Systemes SE	111,110	17,722,636
Nice Ltd. (a)	151,927	20,798,135
Oracle Corp. Japan	231,300	16,934,928
SAP SE	93,991	12,885,399
Temenos AG (a)	75,620	13,540,050

		116,998,626

Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co., Ltd.	500,790	20,392,329

		378,544,836

Consumer Staples - 10.6%
Beverages - 1.7%
Coca-Cola Bottlers Japan Holdings, Inc.	488,800	12,397,982
Coca-Cola European Partners PLC (a)	554,350	31,320,775
Diageo PLC	100,410	4,321,670

Company	Shares	U.S. $ Value
Treasury Wine Estates Ltd.	955,598	$10,036,158

		58,076,585

Food & Staples Retailing - 0.4%
Koninklijke Ahold Delhaize NV	468,030	10,507,129
Seven & i Holdings Co., Ltd.	119,400	4,045,437

		14,552,566

Food Products - 4.3%
Calbee, Inc.	262,600	7,092,273
Danone SA	134,080	11,352,848
Kerry Group PLC-Class A	140,640	16,791,786
Marine Harvest ASA (a)	150,030	3,510,537
Nestle SA	388,330	40,200,780
Orkla ASA	2,658,920	23,597,712
Salmar ASA	468,282	20,385,585
WH Group Ltd. (b)	21,838,500	22,152,822

		145,084,343

Household Products - 1.2%
Essity AB-Class B	229,790	7,069,125
Reckitt Benckiser Group PLC	226,911	17,915,681
Unicharm Corp.	448,100	13,509,563

		38,494,369

Personal Products - 1.3%
Kose Corp.	51,000	8,607,873
Unilever PLC	536,590	33,308,957

		41,916,830

Tobacco - 1.7%
British American Tobacco PLC	1,269,094	44,311,558
Philip Morris International, Inc.	161,730	12,700,657

		57,012,215

		355,136,908

Health Care - 10.3%
Biotechnology - 0.5%
Abcam PLC	334,240	6,256,656
Genmab A/S (a)	48,621	8,940,312

		15,196,968

Health Care Equipment & Supplies - 0.9%
Hoya Corp.	241,000	18,521,858
Koninklijke Philips NV	302,390	13,146,684

		31,668,542

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	933,090	18,459,350

Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories, Inc.-Class A (a)	25,420	7,946,038
Eurofins Scientific SE	23,177	10,227,108
Gerresheimer AG	191,170	14,090,281
ICON PLC (a)	61,550	9,476,853

Company	Shares	U.S. $ Value
Lonza Group AG (a)	32,900	$11,106,804
QIAGEN NV (a)	284,440	11,574,360
Tecan Group AG	61,630	16,005,720

		80,427,164

Pharmaceuticals - 6.0%
Astellas Pharma, Inc.	860,600	12,264,206
GlaxoSmithKline PLC	1,420,730	28,478,285
Novo Nordisk A/S-Class B	1,099,620	56,165,507
Roche Holding AG	281,671	79,202,403
Sanofi	118,920	10,277,343
Teva Pharmaceutical Industries Ltd. (a)	11,102	101,768
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	976,010	9,008,572
Vectura Group PLC (a)	3,694,130	4,058,672

		199,556,756

		345,308,780

Consumer Discretionary - 9.5%
Auto Components - 2.0%
Aptiv PLC	168,110	13,588,331
Hankook Tire & Technology Co., Ltd.	45,440	1,381,323
Magna International, Inc.-Class A (United States)	404,320	20,094,704
NGK Spark Plug Co., Ltd.	927,700	17,453,161
Valeo SA	422,170	13,744,136

		66,261,655

Automobiles - 1.2%
Peugeot SA	953,350	23,464,279
Subaru Corp.	778,600	18,956,684

		42,420,963

Diversified Consumer Services - 0.2%
TAL Education Group (ADR) (a)	184,170	7,016,877

Hotels, Restaurants & Leisure - 1.7%
Aristocrat Leisure Ltd.	707,960	15,303,384
Compass Group PLC	729,110	17,478,046
GVC Holdings PLC	2,903,920	24,071,798

		56,853,228

Household Durables - 0.5%
Auto Trader Group PLC (b)	1,672,990	11,651,987
Husqvarna AB-Class B	557,479	5,220,543

		16,872,530

Internet & Direct Marketing Retail - 0.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	133,909	22,690,880

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	165,200	8,016,270
Spin Master Corp. (a)(b)	419,220	12,123,143

		20,139,413

Company	Shares	U.S. $ Value
Multiline Retail - 0.4%
B&M European Value Retail SA	1,934,732	$8,194,721
Wesfarmers Ltd.	223,310	5,676,584

		13,871,305

Textiles, Apparel & Luxury Goods - 2.2%
adidas AG	25,060	7,752,814
HUGO BOSS AG	232,334	15,484,089
LVMH Moet Hennessy Louis Vuitton SE	33,729	14,339,056
Moncler SpA	107,210	4,595,164
Pandora A/S	309,290	11,002,067
Puma SE	84,210	5,616,043
Shenzhou International Group Holdings Ltd.	1,031,000	14,222,343

		73,011,576

		319,138,427

Materials - 5.8%
Chemicals - 3.7%
Air Water, Inc.	787,800	13,525,224
Chr Hansen Holding A/S	67,650	6,366,207
Covestro AG (b)	418,373	21,299,181
Johnson Matthey PLC	539,820	22,822,263
Koninklijke DSM NV	159,440	19,672,406
Sika AG	86,330	14,748,846
Tosoh Corp.	1,281,700	18,078,296
Victrex PLC	245,290	6,740,367

		123,252,790

Construction Materials - 0.0%
Buzzi Unicem SpA	24,116	489,648

Containers & Packaging - 0.5%
BillerudKorsnas AB	1,113,190	14,832,172

Metals & Mining - 1.6%
BlueScope Steel Ltd.	1,746,019	14,846,309
Evolution Mining Ltd.	1,448,530	4,439,460
First Quantum Minerals Ltd.	1,070,370	10,167,922
Northern Star Resources Ltd.	1,118,920	9,179,427
Yamato Kogyo Co., Ltd.	535,600	15,669,503

		54,302,621

		192,877,231

Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
JXTG Holdings, Inc.	5,047,800	25,157,731
Neste Oyj	219,500	7,462,438
PetroChina Co., Ltd.-Class H	33,028,000	18,211,215
Petroleo Brasileiro SA (Preference Shares)	2,726,200	19,459,926
Repsol SA	2,288,672	35,915,768
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,656,520	53,941,632
Royal Dutch Shell PLC-Class A	143,290	4,676,636
Royal Dutch Shell PLC-Class B	584,435	19,149,991
TOTAL SA	150,289	8,430,274

		192,405,611

Company	Shares	U.S. $ Value
Communication Services - 5.0%
Diversified Telecommunication Services - 3.1%
Cellnex Telecom SA (a)(b)	306,989	$11,356,588
China Unicom Hong Kong Ltd.	17,758,000	19,416,623
Deutsche Telekom AG	798,070	13,826,274
HKT Trust & HKT Ltd.-Class SS	10,102,000	16,035,536
Nippon Telegraph & Telephone Corp.	719,600	33,525,928
TELUS Corp.	212,320	7,848,812

		102,009,761

Entertainment - 1.0%
Daiichikosho Co., Ltd.	114,600	5,345,786
Nintendo Co., Ltd.	71,700	26,306,629

		31,652,415

Interactive Media & Services - 0.8%
Kakaku.com, Inc.	353,700	6,840,714
Tencent Holdings Ltd.	466,500	21,104,174

		27,944,888

Media - 0.1%
Cogeco Communications, Inc.	65,160	4,686,166

		166,293,230

Utilities - 3.3%
Electric Utilities - 2.1%
EDP-Energias de Portugal SA	6,902,042	26,230,789
Enel SpA	5,538,710	38,636,645
Kansai Electric Power Co., Inc. (The)	336,200	3,853,985

		68,721,419

Gas Utilities - 0.6%
ENN Energy Holdings Ltd.	1,640,000	15,959,814
Tokyo Gas Co., Ltd.	177,100	4,174,593

		20,134,407

Multi-Utilities - 0.3%
Suez	786,020	11,342,112

Water Utilities - 0.3%
Beijing Enterprises Water Group Ltd. (a)	17,696,000	10,517,632

		110,715,570

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Merlin Properties Socimi SA	804,090	11,145,890
Nippon Building Fund, Inc.	2,060	14,110,127
Nippon Prologis REIT, Inc.	1,863	4,303,271

		29,559,288

Real Estate Management & Development - 0.8%
Aroundtown SA	2,284,350	18,846,318

Company	Shares	U.S. $ Value
Vonovia SE	159,630	$7,625,495

		26,471,813

		56,031,101

Total Common Stocks (cost $2,990,126,104)		3,234,576,865

RIGHTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA, expiring 7/09/19 (a) (cost $1,030,814)	1,818,292	1,008,566

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.33% (c)(d)(e) (cost $85,145,043)	85,145,043	85,145,043

Total Investments - 99.2% (cost $3,076,301,961) (f)		3,320,730,474
Other assets less liabilities - 0.8%		28,038,868

Net Assets - 100.0%		$3,348,769,342

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	892	September 2019	$85,779,180	$1,895,509

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	8,723	USD	6,480	7/16/19	$(183,744)
Bank of America, NA	EUR	10,135	USD	11,575	7/16/19	36,906
Bank of America, NA	GBP	24,071	USD	31,471	7/16/19	880,386
Bank of America, NA	USD	3,143	HKD	24,628	7/16/19	10,417
Bank of America, NA	USD	3,341	ILS	11,929	7/16/19	4,039
Barclays Bank PLC	BRL	58,158	USD	15,176	7/02/19	30,629
Barclays Bank PLC	USD	15,219	BRL	58,158	7/02/19	(73,400)
Barclays Bank PLC	AUD	18,887	USD	13,126	7/16/19	(139,856)
Barclays Bank PLC	EUR	17,806	USD	19,995	7/16/19	(275,474)
Barclays Bank PLC	INR	7,280,247	USD	102,917	7/16/19	(2,473,043)
Barclays Bank PLC	JPY	1,309,514	USD	12,103	7/16/19	(56,046)
Barclays Bank PLC	USD	10,283	CHF	10,225	7/16/19	204,898
Barclays Bank PLC	USD	12,419	EUR	10,904	7/16/19	(5,491)
Barclays Bank PLC	USD	124,955	GBP	95,135	7/16/19	(4,052,325)
Barclays Bank PLC	USD	3,331	INR	232,323	7/16/19	32,362
Barclays Bank PLC	USD	23,484	JPY	2,581,039	7/16/19	482,154
Barclays Bank PLC	CNY	70,507	USD	10,239	7/25/19	(37,768)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	8,679	CNY	60,075	7/25/19	$77,199
Barclays Bank PLC	BRL	58,158	USD	15,176	8/02/19	73,141
BNP Paribas SA	USD	43,962	JPY	4,794,247	7/16/19	554,711
BNP Paribas SA	USD	24,607	MXN	471,430	7/16/19	(101,354)
Citibank, NA	BRL	18,805	USD	4,854	7/02/19	(43,043)
Citibank, NA	USD	4,907	BRL	18,805	7/02/19	(9,904)
Citibank, NA	EUR	8,778	USD	9,876	7/16/19	(117,551)
Citibank, NA	GBP	36,330	USD	46,441	7/16/19	270,635
Citibank, NA	HKD	659,927	USD	84,294	7/16/19	(193,421)
Citibank, NA	MXN	471,430	USD	23,791	7/16/19	(715,166)
Citibank, NA	USD	33,383	CHF	33,315	7/16/19	789,378
Citibank, NA	USD	17,848	EUR	15,763	7/16/19	96,693
Citibank, NA	USD	6,944	GBP	5,250	7/16/19	(272,201)
Citibank, NA	USD	35,722	JPY	3,923,616	7/16/19	710,759
Citibank, NA	USD	5,792	NZD	8,584	7/16/19	(23,203)
Citibank, NA	KRW	36,438,802	USD	30,964	8/26/19	(567,471)
Citibank, NA	USD	31,373	CHF	30,739	10/16/19	413,025
Citibank, NA	USD	25,053	PLN	93,488	10/16/19	40,742
Credit Suisse International	CHF	55,453	USD	54,707	7/16/19	(2,173,537)
Credit Suisse International	JPY	4,578,264	USD	42,498	7/16/19	(13,125)
Credit Suisse International	USD	24,567	CHF	24,611	7/16/19	677,578
Credit Suisse International	USD	28,809	NOK	250,493	7/16/19	568,949
Credit Suisse International	USD	23,637	SGD	31,942	10/16/19	7,446
Deutsche Bank AG	CAD	118,823	USD	89,026	7/16/19	(1,740,116)
Deutsche Bank AG	NOK	97,207	USD	11,444	7/16/19	43,561
Goldman Sachs Bank USA	EUR	5,389	USD	6,072	7/16/19	(63,281)
Goldman Sachs Bank USA	ILS	145,431	USD	40,866	7/16/19	81,156
Goldman Sachs Bank USA	USD	3,194	CAD	4,297	7/16/19	88,046
Goldman Sachs Bank USA	USD	11,883	SEK	109,322	7/16/19	(97,621)
HSBC Bank USA	USD	10,389	EUR	9,060	7/16/19	(75,283)
HSBC Bank USA	USD	18,564	CNY	125,462	7/25/19	(276,887)
JPMorgan Chase Bank, NA	NOK	218,642	USD	25,237	7/16/19	(405,653)
JPMorgan Chase Bank, NA	SGD	23,295	USD	17,090	7/16/19	(131,951)
JPMorgan Chase Bank, NA	USD	33,119	SEK	304,750	7/16/19	(266,421)
JPMorgan Chase Bank, NA	BRL	32,010	USD	8,259	8/02/19	(53,616)
JPMorgan Chase Bank, NA	SGD	23,942	USD	17,590	10/16/19	(132,355)
JPMorgan Chase Bank, NA	USD	12,376	JPY	1,318,905	10/16/19	(48,581)
Morgan Stanley Capital Services, Inc.	BRL	39,353	USD	9,740	7/02/19	(508,072)
Morgan Stanley Capital Services, Inc.	USD	10,269	BRL	39,353	7/02/19	(20,726)
Morgan Stanley Capital Services, Inc.	CHF	12,698	USD	12,685	7/16/19	(339,604)
Morgan Stanley Capital Services, Inc.	USD	3,860	INR	273,424	7/16/19	98,132
Morgan Stanley Capital Services, Inc.	USD	8,326	JPY	919,609	7/16/19	213,364
Natwest Markets PLC	CLP	6,168,337	USD	8,904	7/12/19	(199,938)
Natwest Markets PLC	PEN	53,657	USD	16,139	7/12/19	(149,889)
Natwest Markets PLC	USD	8,848	CLP	6,168,337	7/12/19	256,389
Natwest Markets PLC	USD	16,255	PEN	53,657	7/12/19	34,017
Natwest Markets PLC	EUR	5,329	USD	6,066	7/16/19	(1,026)
Natwest Markets PLC	JPY	1,276,010	USD	11,678	7/16/19	(169,848)
Natwest Markets PLC	USD	12,256	EUR	10,739	7/16/19	(30,041)
Natwest Markets PLC	USD	5,315	GBP	4,109	7/16/19	(93,553)
Natwest Markets PLC	USD	80,081	JPY	8,858,441	7/16/19	2,173,712
Natwest Markets PLC	USD	17,293	SGD	23,295	7/16/19	(70,672)
Natwest Markets PLC	EUR	4,597	USD	5,269	10/16/19	(1,257)
Natwest Markets PLC	USD	21,076	AUD	30,034	10/16/19	72,253
Natwest Markets PLC	USD	4,361	CHF	4,221	10/16/19	3,917
Natwest Markets PLC	USD	9,892	GBP	7,821	10/16/19	85,744
Standard Chartered Bank	INR	570,210	USD	8,195	7/16/19	(59,455)
Standard Chartered Bank	USD	127,702	AUD	178,455	7/16/19	(2,356,520)
Standard Chartered Bank	USD	14,710	JPY	1,636,313	7/16/19	483,705
Standard Chartered Bank	CNY	959,441	USD	142,611	7/25/19	2,767,334
Standard Chartered Bank	CNY	96,961	USD	14,034	7/25/19	(98,526)
Standard Chartered Bank	TWD	944,418	USD	30,101	9/11/19	(494,423)
State Street Bank & Trust Co.	EUR	13,590	USD	15,307	7/16/19	(164,102)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	GBP	6,592	USD	8,417	7/16/19	$39,213
State Street Bank & Trust Co.	HKD	33,839	USD	4,323	7/16/19	(8,945)
State Street Bank & Trust Co.	USD	5,332	EUR	4,752	7/16/19	77,650
State Street Bank & Trust Co.	USD	4,858	HKD	38,080	7/16/19	17,507
State Street Bank & Trust Co.	USD	19,620	JPY	2,140,043	7/16/19	251,144
State Street Bank & Trust Co.	USD	5,191	AUD	7,411	10/16/19	27,085
State Street Bank & Trust Co.	USD	5,238	EUR	4,597	10/16/19	32,027
State Street Bank & Trust Co.	USD	9,130	JPY	978,542	10/16/19	16,482
UBS AG	USD	11,180	EUR	9,809	7/16/19	(13,452)
UBS AG	USD	12,628	JPY	1,388,717	7/16/19	266,448
UBS AG	USD	5,029	SEK	45,776	7/16/19	(93,833)

						$(6,601,837)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $98,043,963 or 2.9% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $463,654,356 and gross unrealized depreciation of investments was $(223,932,171), resulting in net unrealized appreciation of $239,722,185.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol

PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International

Country Breakdown1

June 30, 2019 (unaudited)

16.3%	Japan
15.3%	United Kingdom
8.8%	Switzerland
6.8%	Germany
6.2%	France
4.3%	China
3.2%	Netherlands
3.2%	India
3.0%	Canada
3.0%	Denmark
2.9%	Ireland
2.7%	Australia
2.7%	Hong Kong
19.0%	Other
2.6%	Short- Term Investments

100.0%	Total Investments

1

All data are as of June 30, 2019. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 2.6% or less in the following countries: Austria, Belgium, Brazil, Finland, Israel, Italy, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Taiwan and United States.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$60,933,731		$566,805,698		$	– 0	–	$627,739,429
Industrials	56,752,639		433,633,103			– 0	–	490,385,742
Information Technology	47,422,307		331,122,529			– 0	–	378,544,836
Consumer Staples	60,813,218		294,323,690			– 0	–	355,136,908
Health Care	41,628,431		303,680,349			– 0	–	345,308,780
Consumer Discretionary	93,513,368		225,625,059			– 0	–	319,138,427
Materials	10,167,922		182,709,309			– 0	–	192,877,231
Energy	19,459,926		172,945,685			– 0	–	192,405,611
Communication Services	28,570,514		137,722,716			– 0	–	166,293,230
Utilities	11,342,112		99,373,458			– 0	–	110,715,570
Real Estate	– 0	–	56,031,101			– 0	–	56,031,101
Rights	1,008,566		– 0	–		– 0	–	1,008,566
Short-Term Investments	85,145,043		– 0	–		– 0	–	85,145,043

Total Investments in Securities	516,757,777		2,803,972,697	(a)		– 0	–	3,320,730,474
Other Financial Instruments (b):
Assets:
Futures	1,895,509		– 0	–		– 0	–	1,895,509
Forward Currency Exchange Contracts	– 0	–	13,090,933			– 0	–	13,090,933
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(19,692,770)			– 0	–	(19,692,770)

Total	$518,653,286		$2,797,370,860		$	– 0	–	$3,316,024,146

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$123,105	$451,835	$489,795	$85,145	$1,603